Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Subscription Arrangement [Member]
Balance at Oct. 31, 2012	$ 2,485,242	$ 100,000	$ 383	$ 8,482,483	$ (5,849)	$ (6,091,775)	$ 0
Balance (in shares) at Oct. 31, 2012		100,000,000	383,651
Shares issued for cash proceeds	3,826,000		7,646	3,818,354
Shares issued for cash proceeds (in shares )			7,646,000
Exercise of warrants for cash proceeds	50,000		50	49,950
Exercise of warrants for cash proceeds (in shares)			50,000
Shares issued for consulting	646,030		608	645,422
Shares issued for consulting (in shares)			607,600
Shares issued for conversion of Series A Preferred shares	0	(5,990)	5,990
Shares issued for conversion of Series A Preferred shares (in shares)		(5,990,238)	5,990,238
Series B	524,750		10,495	514,255
Series B (in shares )			10,495,000
Series C	150,000		1,500	148,500
Series C (in shares )			1,500,000
Series D	2,869,373		19,123	2,850,250
Series D (in shares)			19,122,624
Shares issued upon conversion of promissory notes issued by the parent	3,753,149		978	3,752,171
Shares issued upon conversion of promissory notes issued by the parent (in shares)			977,732
Constructive distributions related to the conversion of preferred shares and debt issued by the parent into shares of the Company's common stock	(7,263,074)			(7,263,074)
Shares issued for conversion of convertible promissory notes	325,000		2,167	322,833
Shares issued for conversion of convertible promissory notes (in shares)			2,166,666
Beneficial conversion feature of convertible promissory notes	440,000			440,000
Shares issued for website development costs	418,000		100	417,900
Shares issued for website development costs (in shares)			100,000
Preferred stock dividend(s)	(523,895)					(523,895)
Other comprehensive income (loss)	(13,366)				(13,366)
Advances	13,500						13,500
Net Income (Loss)	(3,764,089)					(3,764,089)
Balance at Oct. 31, 2013	3,936,620	94,010	49,040	14,179,044	(19,215)	(10,379,759)	13,500
Balance (in shares) at Oct. 31, 2013		94,009,762	49,039,511
Shares issued for cash proceeds	842,668		4,164	838,504
Shares issued for cash proceeds (in shares )			4,163,712
Exercise of warrants for cash proceeds	666,520		2,975	663,545
Exercise of warrants for cash proceeds (in shares)			2,975,111
Shares issued for consulting	970,065		2,134	967,931
Shares issued for consulting (in shares)			2,134,430
Shares issued for Reach Factor assets	300,000		2,000	298,000
Shares issued for Reach Factor assets (in shares)			2,000,000
Shares issued to Reach Factor executives as part of assets purchase price	300,000		2,000	298,000
Shares issued to Reach Factor executives as part of assets purchase price (in shares)			2,000,000
Series B	738,250		14,765	723,485
Series B (in shares )			14,765,000
Series C	130,000		1,300	128,700
Series C (in shares )			1,300,000
Series D	290,725		1,939	288,786
Series D (in shares)			1,937,973
Shares issued upon conversion of promissory notes issued by the parent	155,000		3,100	151,900
Shares issued upon conversion of promissory notes issued by the parent (in shares)			3,100,000
Constructive distributions related to the conversion of preferred shares and debt issued by the parent into shares of the Company's common stock	(10,932,591)			(10,932,591)
Shares issued for conversion of convertible promissory notes	220,000		1,467	218,533
Shares issued for conversion of convertible promissory notes (in shares)			1,466,666
Warrants exercised in lieu of consulting fees	12,757		71	12,686
Warrants exercised in lieu of consulting fees (in shares)			70,879
Issuance of Series A Preferred shares based upon the "top up" provision in the certificate of designation	5,196,720	25,990		5,170,730
Issuance of Series A Preferred shares based upon the "top up" provision in the certificate of designation (in shares)		25,990,238
Reduction of Series A Preferred for conversion of Next 1 Interactive, Inc. Preferred stock and convertible debt	(1,287,082)	(53,198)		(1,233,884)
Reduction of Series A Preferred for conversion of Next 1 Interactive, Inc. Preferred stock and convertible debt (in shares)		(53,198,347)
Warrants issued for debt modification of Next 1 Interactive, Inc. convertible promissory note	4,809,308			4,809,308
Warrants issued with convertible promissory note	14,760			14,760
Preferred stock dividend(s)	(391,552)					(391,552)
Other comprehensive income (loss)	59,257				59,257
Settlement of prior year advances by issuance of common shares	0		27	13,473			(13,500)
Settlement of prior year advances by issuance of common shares (in shares)			27,000
Advances	130,000						130,000
Net Income (Loss)	(4,605,327)					(4,605,327)
Balance at Oct. 31, 2014	$ 1,556,098	$ 66,802	$ 84,892	$ 16,610,910	$ 40,042	$ (15,376,638)	$ 130,000
Balance (in shares) at Oct. 31, 2014		66,801,653	84,980,282